Summary of Significant Accounting Policies - Cash (Details) - CNY (¥)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Cash on hand	¥ 223,697	¥ 212,598	¥ 132,127
Cash balances include deposits in:
Total cash balances	364,570,314	239,077,430	390,837,386
Mainland Of PRC [Member]
Cash balances include deposits in:
Total cash balances	80,546,154	171,491,155	75,575,568
Mainland Of PRC [Member] | USD
Cash balances include deposits in:
Total cash balances	937,221	69,063,161	45,515,503
Mainland Of PRC [Member] | RMB
Cash balances include deposits in:
Total cash balances	79,608,933	102,427,994	30,060,065
Hong Kong
Cash balances include deposits in:
Total cash balances	283,800,463	67,373,677	315,129,691
Hong Kong | USD
Cash balances include deposits in:
Total cash balances	283,785,255	67,368,485	315,129,691
Hong Kong | RMB
Cash balances include deposits in:
Total cash balances	15,208	5,192
Cayman
Cash balances include deposits in:
Total cash balances held at financial institutions	¥ 364,346,617	¥ 238,864,832	¥ 390,705,259